LEASE LIABILITIES (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Leases	R$ 2,469,723	R$ 2,122,768
Adjusted present value - Leases	(1,375,984)	(1,282,463)
Total lease liabilities	1,093,739	R$ 840,305	R$ 733,761
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Leases	267,053
Adjusted present value - Leases	(28,351)
Total lease liabilities	238,702
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	801,602
Adjusted present value - Leases	(351,210)
Total lease liabilities	450,392
Later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	1,401,068
Adjusted present value - Leases	(996,423)
Total lease liabilities	R$ 404,645